Mine properties, plant and equipment - Schedule of detailed information about Mine properties, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 148,965
Ending Balance	146,659	$ 148,965
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	254,675	297,133
Additions	28,923	19,759
Disposals	(183)
Reclassifications	0	0
Effects of changes in foreign exchange rates	(16,380)	(62,217)
Ending Balance	267,035	254,675
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(105,710)	(106,639)
Depreciation	22,294	22,164
Disposals	183
Effects of changes in foreign exchange rates	(7,445)	(23,093)
Ending Balance	(120,376)	(105,710)
Office and Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	396
Ending Balance	3,460	396
Office and Computer Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	919	980
Additions	3,278	115
Disposals	(177)
Reclassifications	0	0
Effects of changes in foreign exchange rates	(52)	(176)
Ending Balance	3,968	919
Office and Computer Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(523)	(523)
Depreciation	194	89
Disposals	177
Effects of changes in foreign exchange rates	(32)	(89)
Ending Balance	(508)	(523)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0
Ending Balance	0	0
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	261	336
Additions	0	0
Disposals	0
Reclassifications	0	0
Effects of changes in foreign exchange rates	(18)	(75)
Ending Balance	243	261
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(261)	(336)
Depreciation	0	0
Disposals	0
Effects of changes in foreign exchange rates	(18)	(75)
Ending Balance	(243)	(261)
Mine Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	64,504
Ending Balance	62,027	64,504
Mine Properties [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	91,444	100,860
Additions	7,884	9,049
Disposals	0
Reclassifications	0	0
Effects of changes in foreign exchange rates	(4,851)	(18,465)
Ending Balance	94,477	91,444
Mine Properties [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(26,940)	(25,728)
Depreciation	7,069	5,939
Disposals	0
Effects of changes in foreign exchange rates	(1,559)	(4,727)
Ending Balance	(32,450)	(26,940)
Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	75,757
Ending Balance	76,059	75,757
Machinery and Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	153,743	185,861
Additions	6,122	2,421
Disposals	(6)
Reclassifications	14,862	8,323
Effects of changes in foreign exchange rates	(11,487)	(42,862)
Ending Balance	163,234	153,743
Machinery and Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(77,986)	(80,052)
Depreciation	15,031	16,136
Disposals	6
Effects of changes in foreign exchange rates	(5,836)	(18,202)
Ending Balance	(87,175)	(77,986)
Construction In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	8,308
Ending Balance	5,113	8,308
Construction In Progress [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	8,308	9,096
Additions	11,639	8,174
Disposals	0
Reclassifications	(14,862)	(8,323)
Effects of changes in foreign exchange rates	28	(639)
Ending Balance	5,113	8,308
Construction In Progress [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Depreciation	0	0
Disposals	0
Effects of changes in foreign exchange rates	0	0
Ending Balance	$ 0	$ 0